Other payable	12 Months Ended
Dec. 31, 2021
22. Other Payable

22. Other payable

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Other payable to related parties(1)	4,610	10,025
Accrued expenses	7,147	8,820
Other taxes payable(2)	2,359	2,811
Total	14,116	21,656

(1) See Note 26 of Notes to the Consolidated Financial Statements, Section 4. Reverse merger expenses and operating expenses payable to a related party, Section 6. Loans receivable novated and debts transferred to a related party, and Section 7. Debts transferred to a related party for detailed disclosure.

(2) Other taxes payable include value-added taxes, urban construction and maintenance taxes, educational surcharge tax, local education surcharge tax, disability insurance tax, property tax and urban land use tax, which are all outstanding to the State Administration of Taxation since 2018.